ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2016
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Summary of accumulated other comprehensive income (loss) relates to the Company's interest rate swap financial instrument

Accumulated
Other
Comprehensive
Income (Loss)
(in thousands)
Balance as of December 31, 2014	$(68)
Other comprehensive income (loss) before reclassification	(277)
Amounts reclassified from accumulated other comprehensive income (loss)	338
Balance as of December 31, 2015	$(7)
Other comprehensive income (loss) before reclassification	(106)
Amounts reclassified from accumulated other comprehensive income (loss)	113
Balance as of December 31, 2016	$—